Offerings - Offering: 1	Feb. 04, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,700,000.00
Amount of Registration Fee	$ 372.87
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $372.87 was paid in connection with the filing of the Schedule TO-I by First Trust Enhanced Private Credit Fund (File No. 005-95036) on December 1, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.